10-K Acquisitions - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) entity	Mar. 31, 2022 USD ($) entity	Mar. 31, 2023 USD ($) entity	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) entity	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($) entity agreement	Dec. 31, 2020 USD ($) entity
Business Acquisition [Line Items]
Cash consideration, net of cash acquired	$ 144,611,000	$ 355,212,000		$ 2,206,901,000			$ 960,449,000	$ 388,789,000
Contingent considerations							31,616,000
Increase in contingent consideration	(637,000)	(52,000)		(1,030,000)			$ 2,954,000	18,418,000
Number of businesses acquired with contingent consideration | agreement							9
Acquisition-related costs	$ 2,081,000	$ 4,540,000		24,933,000			$ 11,318,000	$ 9,803,000
Number of immaterial businesses acquired in period | entity	4	4			24		30	21
Revenues	$ 1,900,503,000	$ 1,646,255,000		7,211,859,000			$ 6,151,361,000	$ 5,445,990,000
Income before income tax provision	252,225,000	229,207,000		1,048,963,000			770,742,000	253,914,000
Impairments and other operating items	1,865,000	1,878,000		18,230,000			32,316,000	466,718,000
Goodwill expected to be deductible for tax purposes	36,853,000	80,455,000	$ 36,853,000	510,755,000	$ 510,755,000	$ 510,755,000	187,287,000	169,147,000
Trade receivables acquired in business combination gross contractual amount	4,164,000	11,412,000	4,164,000	54,332,000	54,332,000	54,332,000	36,645,000	13,854,000
Trade receivables acquired in business combination expected to be uncollectible amount	282,000	2,201,000	$ 282,000	4,636,000	$ 4,636,000	$ 4,636,000	$ 3,409,000	95,000
Fair value of acquired working capital is provisional			10		17	17
Measurement Input, Discount Rate [Member]
Business Acquisition [Line Items]
Contingent consideration measurement input							1.5
Maximum [Member]
Business Acquisition [Line Items]
Contingent consideration payable period							2 years
Minimum [Member]
Business Acquisition [Line Items]
Contingent consideration payable period							1 year
Debt [Member]
Business Acquisition [Line Items]
Liabilities incurred	$ 17,097,000	$ 0		$ 127,136,000			$ 108,345,000	$ 91,349,000